Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets
Schedule of non-current financial assets

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Other non-current investments		422,258	11,139
Non-current derivatives	Note 30	1,181	1,043
Total Non-current financial assets measured at fair value		423,439	12,182
Non-current guarantee deposits		9,420	8,872
Other non-current financial assets	(a)	37,718	18,996
Non-current loans	(b)	19,915	136,626
Total Non-current financial assets measured at amortized cost		67,053	164,494

Schedule of current financial assets

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Current derivatives	Note 31	6,064	23,644
Total Non-current financial assets measured at fair value		6,064	23,644

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Deposits and guarantees		3,000	325
Other current financial assets	(a)	21,179	14,926
Current loans	(b)	213,331	101,337
Total other current financial assets measured at amortized cost		237,510	116,588

Schedule of other non-current and current financial assets

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Other financial assets with associated parties	Note 31	418	418
Other financial assets with third parties		58,479	33,504
Total other non-current and current financial assets		58,897	33,922

Schedule of non-current and current loans

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Loans to related parties	Note 31	214,119	216,426
Loans to third parties		19,127	21,537
Total current and non-current loans		233,246	237,963